8. TRADE ACCOUNTS RECEIVABLE, NET AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2018
Trade Accounts Receivable Net And Other Receivables
TRADE ACCOUNTS RECEIVABLE, NET AND OTHER RECEIVABLES
	12.31.18	12.31.17
Trade accounts receivable, net
Domestic customers	1,098.7	1,622.8
Domestic related parties	-	2.6
Foreign customers	1,974.0	2,754.0
Foreign related parties	59.3	27.2
	3,132.0	4,406.6
( - ) Adjustment to present value	(10.3)	(13.7)
( - ) Expected credit losses	(508.8)	(467.6)

	2,612.9	3,925.3

Current	2,604.9	3,919.0
Non-current	8.0	6.3

Notes receivable	235.4	260.6
( - ) Adjustment to present value	(0.3)	(0.3)
( - ) Expected credit losses	(31.0)	(30.8)

	204.1	229.5

Current	115.1	113.1
Non-current (1)	89.0	116.4

(1) Weighted average maturity of 2.89 years.

The assignment of credits to FIDC BRF, as presented in note 1.6, reflected in a significant reduction in the amount of accounts receivable - third parties in the country. On December 31, 2008, the amount transferred to the Fund is R$ 643.7.

Part of the balance with foreign related parties is tied to Agribusiness Receivable Certificate (“CRA) operation, as disclosed in the note 19.2.

12.31.18
Operation	Date	Maturity	Average rate	Principal value	Updated Value

CRA 2019 - 2sd Issue	04.19.2016	04.19.2019	96,5% CDI	1,000.0	1,026.9
CRA 2020 - 3th Issue	12.16.2016	12.16.2020	96,0% CDI	780.0	781.7
CRA 2023 - 3th Issue	12.16.2016	12.18.2023	IPCA + 5,90%	720.0	788.9
				2,500.0	2,597.5

On December 31, 2018 notes receivable are comprised mainly by receivables from the sales of several other assets and farms with an amount of R$189.1.

The trade accounts receivable from related parties are disclosed in note 30. The consolidated balances, refers to transaction with joint ventures SATS BRF, in foreign market.

The roll-forward of the allowance for expected credit losses is set forth below:

	12.31.18	12.31.17
Beginning balance	(467.6)	(406.5)
Inicial adoption IFRS 9	(12.6)	-
Transfer - held for sale (1)	9.0	-
Business combination	-	(11.6)
Provision	(46.3)	(75.3)
Write-offs	49.5	30.8
Exchange rate variation	(40.8)	(5.0)
Ending balance	(508.8)	(467.6)

(1)	Amount transferred to discontinued operations (note 12).

The aging of trade accounts receivable is as follows:

	12.31.18	12.31.17
Current	2,451.6	3,272.1
Overdue
01 to 60 days	133.0	364.3
61 to 90 days	25.4	98.9
91 to 120 days	10.6	33.7
121 to 180 days	27.0	74.6
181 to 360 days	36.8	170.8
More than 360 days	447.6	392.2
( - ) Adjustment to present value	(10.3)	(13.7)
( - ) Expected credit losses	(508.8)	(467.6)
	2,612.9	3,925.3